Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
As of March 31, 2013 and December 31, 2012, accrued liabilities consisted of the following (in thousands):

	March 31,	December 31,
	2013	2012
Interest and related debt fees	$54,226	$16,173
LNG terminal costs	2,756	977
Affiliate	5,587	2,525
Other	1,071	2,319
Total accrued liabilities	$63,640	$21,994

As of December 31, 2012 and 2011, accrued liabilities consisted of the following (in thousands):

	December 31,
	2012	2011
Interest and related debt fees	$16,173	$13,732
LNG terminal costs	977	1,122
Affiliate	2,525	1,075
Other	2,319	—
Total accrued liabilities	$21,994	$15,929